SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			8 Months Ended
	Mar. 27, 2020	Mar. 26, 2020	Dec. 31, 2020
Interest earned on the Trust Account withdrawn for working capital purposes.			$ 450,000
Unrecognized Tax Benefits			0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0
Business interest limitation, percentage	50.00%	30.00%
Cash, FDIC Insured Amount			$ 250,000
If Underwriters Do Not Exercise Overallotment Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			84,250,000